Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2017